Contract assets/(liabilities)	6 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
Contract assets/(liabilities)

Note 4 – Contract assets/(liabilities)

The Company’s contract assets are divided into two parts, including retainage receivables and revenue recognized in excess of amounts billed.

Contract liabilities represent payment received from customers in excess of contract revenue recognized. Contract liabilities increase as the Company advanced payments from customers on certain contracts. Contract liabilities decrease as the Company recognizes revenue from the satisfaction of the related performance obligation. The changes in contract liabilities relate to fluctuations in the timing of customer payment and completion of performance obligations.

The amounts as included in contract assets/(liabilities) consisted of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)
Contract assets:
Retainage receivables	$1,017,280	$1,492,612
Revenue recognized in excess of amounts billed	2,990,167	2,607,149
Total contract assets	4,007,447	4,099,761

Less: allowance for credit losses	(933,944)	(457,308)
Total contract assets, net	3,073,503	3,642,453
Contract assets, current	1,860,487	1,698,439
Contract assets, non-current	$1,213,016	$1,944,014

Contract liabilities:
Payment received from customers in excess of revenue recognized	$(98,667)	$(163)

Movements of allowance for credit losses are as follows:

	March 31, 2026	September 30,” 2025
	(Unaudited)
Beginning balance	$457,308	$17,414
Addition	454,856	434,436
Exchange rate effect	21,780	5,458
Ending balance	$933,944	$457,308

During the six months ended March 31, 2026 and 2025, revenue recognized that was included in contract liabilities as of October 1, 2025 and 2024 were nil and $486,554, respectively.